INCOME TAX AND DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2021
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries and VIE have no presence in the United States and does not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries and VIE.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the years ended December 31, 2021, 2020 and 2019, respectively.

MDJM UK and Mansion Estate were incorporated in the UK. A UK company will be subject to UK corporation tax on its income profits and capital profits. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021, and will be maintained at this rate for the financial year beginning April 1, 2022.

The Group conducts substantially most of its business through the VIE and subsidiaries of the VIE, and they are subject to PRC income taxes. The Group’s subsidiary and VIE in the PRC are subject to a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued a new income tax abatement policy to small business with taxable income less than RMB3 million, number of employees less than 300, and total assets less than RMB50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the new tax abatement policy, the income tax rate is reduced to 5% for small business with taxable income less than RMB1 million, the income tax rate is reduced to 10% for small business with taxable income from RMB1 million to RMB3 million. For the years ended December 31, 2021, 2020 and 2019, the Group is qualified to receive the above tax abatement.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. The Group through its Chinese subsidiary and VIE are principally engaged in the business located in the PRC and therefor, are subject to income taxes in the PRC. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Company’s tax filings are subject to the PRC tax bureau’s examination for a period up to five years. The Company is not currently under any examination by the PRC tax bureau.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

Significant components of the Company’s deferred tax assets consisted of accounts receivable, net, accrued liabilities and valuation allowance. The deferred tax assets were $15,382 and $24,890 as of December 31, 2021 and 2020, respectively. Significant components of the Group’s deferred tax assets consist of following:

	2021	2020
Deferred tax items
Accounts receivable, net	$19,115	$3,869
Accrued expenses	—	27,860
Net operating loss - UK	3,305	—
Valuation allowance	(7,038)	(6,839)
Deferred tax assets, net	$15,382	$24,890

The provision for income tax for the years ended December 31, 2021, 2020 and 2019 were summarized as follows:

	2021	2020	2019
Current	$—	$22,720	$206
Deferred tax adjustment	9,963	10,180	101,166
Total income tax	$9,963	$32,900	$101,372

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2021, 2020 and 2019, respectively, were as follows:

China	2021	2020	2019
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	-16.50%	-16.50%	-16.50%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	-25.00%	-17.33%	0.00%
Effect of valuation and deferred tax adjustments	-0.66%	2.89%	-24.90%
Effective rate	-0.66%	10.56%	0.10%

United Kingdom
UK statutory income tax rate	19.00%
Valuation allowance recognized with respect to the loss in UK	-10.86%
Effect of valuation and deferred tax adjustments	0.00%
Effective rate	8.14%

Aggregate undistributed earnings of the Company’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC that are available for distribution on December 31, 2021 and December 31, 2020 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Company that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2021 and 2020, the Company had not declared any dividends.

As of December 31, 2021 and 2020, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. As of December 31, 2021, income tax returns for the tax years ended December 31, 2016, through December 31, 2020 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of December 31, 2021. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $15,500) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The tax authority of the PRC government conducts periodic and tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2021, 2020 and 2019.